Summary of Balances of Significant Transactions (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	$ 174,348	$ 190,010		$ 190,010
Liabilities	104,536	130,134		130,134
Income (Expense)	13,963	13,878	$ 10,849
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	10,833	10,751		10,751
Liabilities	1,449	4,246		4,246
Income (Expense)	13,963	13,878	10,849
Current Assets Or Current Liabilities [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	2,110	2,663		2,663
Liabilities	315	1,225		1,225
Non Current Assets Or Non Current Liabilities [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	8,723	8,088		8,088
Liabilities	1,134	3,021		3,021
Purchases And Services [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income (Expense)	(494)	(2,074)	(2,591)
Income Expenses [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income (Expense)	(315)	(93)
Foreign Exchange And Inflation Indexation Charges Net [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income (Expense)	(59)	(102)	(395)
Net Finance Income Expense [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income (Expense)	159	(55)	87
Pension Plans [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	51	52		52
Liabilities	61	65		65
Income (Expense)		(177)
Revenues Mainly Sales Revenues [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income (Expense)	14,672	16,202	13,748
Government bonds [member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	1,446	1,632		1,632
Income (Expense)	64	41	107
Banks Controlled By The Brazilian Government [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	8,417	7,676		7,676
Liabilities	1,267	3,707		3,707
Income (Expense)	(157)	(456)	(652)
Receivable From The Electricity Sector [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets		205		205
Income (Expense)	131	72	300
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	506	482		482
Income (Expense)	58	235	8
Brazilian Federal Government Dividends [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	2	2		2
Income (Expense)	31	(4)	(4)
Other Government Entities [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	26	38		38
Liabilities	54	47		47
Income (Expense)	(34)	(15)	(130)
Empresa Brasileira De Administrao De Petrleo Gs Natural Pr Sal Petrleo [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income (Expense)	(139)	(135)	(110)
Other Associates And Joint Ventures [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	104	152		152
Liabilities	13	120		120
Income (Expense)	418	265	208
Joint Venture And Associates Sub Total [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	385	664		664
Liabilities	67	427		427
Income (Expense)	14,009	14,317	11,330
Petrobras Distribuidora [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets		196		196
Liabilities		39		39
Income (Expense)	7,936	11,038	7,242
Natural Gas Transportation Companies [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets		74		74
Liabilities		191		191
Income (Expense)	(308)		(1,858)	(1)
State Controlled Gas Distributors Joint Ventures [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	255	225		225
Liabilities	42	68		68
Income (Expense)	2,410	1,723	2,812
Petrochemical Companies [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	26	17		17
Liabilities	12	9		9
Income (Expense)	3,553	2,769			$ 2,926
Government Entities Sub Total [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	10,397	10,035		10,035
Liabilities	1,321	3,754		$ 3,754
Income (Expense)	$ (46)	$ (262)	$ (481)